Schedule of the Company and its Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fitell Corporation [Member]
Entity Incorporation, Date of Incorporation	Apr. 11, 2022
Equity Method Investment, Additional Information	Parent	Parent
[custom:EquityMethodInvestmentPlaceOfIncorporation]	Cayman Islands
Equity Method Investment, Description of Principal Activities	Investment holdings
KMAS Capital and Investment Pty Ltd [Member]
Entity Incorporation, Date of Incorporation	Jul. 26, 2016
[custom:EquityMethodInvestmentPlaceOfIncorporation]	Australia
Equity Method Investment, Description of Principal Activities	Investment holdings
Equity Method Investment, Ownership Percentage	100.00%	100.00%
GD Wellness Pty Ltd [Member]
Entity Incorporation, Date of Incorporation	Jul. 22, 2005
[custom:EquityMethodInvestmentPlaceOfIncorporation]	Australia
Equity Method Investment, Description of Principal Activities	Sales of gym and fitness equipment
Equity Method Investment, Ownership Percentage	100.00%	100.00%